PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Prepaid expenses and other current assets
Prepaid expense for bandwidth and servers	[1]	$ 350	¥ 2,268	¥ 6,200
Prepaid marketing and consulting fee in connection with the cloud infrastructure				22,500
Income tax receivable		893	5,785
Staff field advances		898	5,817	5,472
Other deposit and receivables		2,732	17,690	21,202
Total		$ 4,873	¥ 31,560	¥ 55,374

[1]	Prepaid expense for bandwidth and servers represents the unamortized portion of prepaid payments made to the Company’s telecom operators and certain technology companies, who provide the Company with access to bandwidth and network servers.